UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM

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1.     Name and address of issuer:

       Brandes Investment Trust
       12750 High Bluff Dive
       San Diego, CA 92130
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2.     The name of each  series or class of  securities  for which  this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

       Brandes Institutional International Equity Fund
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3.     Investment Company Act File Number:      811-8614

       Securities Act File Number:              33-81396
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4(a).  Last day of fiscal year for which this Form is filed:

       October 31, 1998
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4(b).  [ ] Check  box if this  Form is being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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
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4(c).  [ ] Check box if this is the last  time the  issuer  will be filing  this
           Form.



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5. Calculation of registration fee:

       (i)    Aggregate sale price of securities  sold during
              the fiscal year pursuant to section 24(f):            $161,733,890
                                                                    ------------

       (ii)   Aggregate   price   of   securities   redeemed   or
              repurchased during the fiscal year:                   $ 59,423,431
                                                                    ------------
       (iii)  Aggregate   price   of   securities   redeemed   or
              repurchased  during any PRIOR fiscal year ending no
              earlier   than  October  11,  1995  that  were  not
              previously used to reduce registration fees payable
              to the Commission:                                    $          0
                                                                    ------------

       (iv)   Total available redemption credits [add Items 5(ii)
              and 5(iii)]:                                          $ 59,423,431
                                                                    ------------
       (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                 $102,310,459
                                                                    ------------

       (vi)   Redemption Credits available for use
              in future years - if Item 5(i) is less
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                $0
                                                    ------------

       (vii)  Multiplier for  determining  registration  fee (See
              Instruction C.9):                                       0.00027800
                                                                    ------------

       (viii) Registration  fee due  [multiply  Item 5(v) by Item
              5(vii)] (enter "0" if no fee is due):                 $  28,442.31
                                                                    ============
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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: .
       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

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7.     Interest  due - if this Form is being  filed  more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                      $     0.00
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8.     Total of the amount of the  registration  fee due plus any  interest  due
       [line 5(viii)plus line7]:

                                                                      $28,442.31
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9.     Date  the  registration  fee and any  interest  payment  was  sent to the
       Commission's lockbox depository:

       Date: December 24, 1998                   CIK Number: 0000926678
            ------------------                              -----------

       Method of Delivery:

            [X] Wire Transfer
            [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Theodore G. Bradpiece
                         ------------------------------------------------
                         Theodore G. Bradpiece, Assistant Treasurer
                         ------------------------------------------------
Date: December 22, 1998
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   *Please print the name and title of the signing officer below the signature